Deferred income (Tables)	6 Months Ended
Jun. 30, 2023
Deferred income
Schedule of deferred income

	June 30,	December 31,
	2023	2022
	€1,000	€1,000

Eli Lilly up-front payment and equity consideration: current portion	13,137	5,641
Eli Lilly up-front payment and equity consideration: non-current portion	56,239	65,569
Total deferred income	69,376	71,210